Cash and Deposits with Financial Institutions - Additional Information (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020
Mandatory Reserve Deposits At Central Banks [abstract]
Cash balances required to maintain with central banks, other regulatory authorities and certain counterparties	$ 6,411	$ 7,121